Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2024, four board members invested a total amount of $50,000 in the Series D Preferred Stock offering.

As of December 31, 2025, the Company had an outstanding balance of $209,000 payable to members of its board of directors related to accrued but unpaid director fees. The balance is included in accrued expenses in the accompanying balance sheets.

The Company utilizes the services of the brother of the Chief Executive Officer, who is trained as a computer engineer and has over seven years’ experience with clinical lab operations, to oversee the Company’s laboratory information systems and patient/physician portals. During the years ended December 31, 2025 and 2024, the Company paid $54,884 and $62,070, respectively, to this related party.

The Chief Executive Officer founded an organization in January 2021 to create an alliance of clinical labs, entrepreneurs, scientists, healthcare providers, and concerned citizens who oppose Congressional legislation to require FDA pre-approval for new laboratory tests, known as the VALID Act. The Company contributed $0 and $40,650 during the years ended December 31, 2025 and 2024 to this organization, respectively.